Bank Borrowings - Schedule of Bank Borrowings (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Bank Borrowings
Current	$ 29,987,000	$ 19,957,000
Non-current		26,830,000
Bank borrowings	$ 29,987,000	$ 46,787,000
Weighted average interest rate for bank borrowings outstanding	1.90%	1.52%	1.39%
Guarantee fees incurred	$ 320,000	$ 471,000	$ 471,000
Guarantee fees as a percentage of the weighted average outstanding bank borrowings	0.76%	0.94%	0.95%